Minnesota Municipal Term Trusts - 1997 Semiannual Report

1997 Semiannual Report



MINNESOTA
MUNICIPAL
TERM
TRUSTS




[LOGO]

[LOGO]


CONTENTS

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . . . . .2

Financial Statements and Notes . . . . . . . . . . . . . . . . . . . . . . .7

Investments in Securities

     MNA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18

     MNB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22

Glossary***. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27


*** This report includes a glossary to help you understand financial terms used in the portfolio managers' letter. When you see this symbol, it indicates a word that is defined in the glossary.


MINNESOTA MUNICIPAL TERM TRUSTS
-------------------------------

PRIMARY INVESTMENTS
Investment-grade, tax-exempt Minnesota municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE
Minnesota Municipal Term Trust (MNA) and Minnesota Municipal Term Trust II (MNB) are non-diversified, closed-end investment management companies. The investment objectives of MNA and MNB are to provide high current income exempt from regular federal income tax and Minnesota personal income tax and to return $10 per share to investors on or before April 15, 2002; and April 15, 2003, respectively - although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. The funds' income may be subject to federal and/or state of Minnesota alternative minimum tax. Investors should consult their tax advisers. As with other investment companies, there can be no assurance that each fund will achieve its objective.


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

AVERAGE ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------

Based on net asset value for the period ended June 30, 1997
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF CHART]

                                                               ONE   FIVE    SINCE
                                                              YEAR   YEAR   INCEPTION
                                                              ----   ----   ---------
Minnesota Municipal Term Trust (MNA, inception 9/26/91)       7.25%  8.35%    8.82%
Minnesota Municipal Term Trust II (MNB, inception 4/24/92)    8.17%  8.36%    8.36%

All total return figures are through June 30, 1997, and reflect the reinvestment of distributions but not sales charges. NAV-based performance is used to measure investment management results. At the end of June, the six-month NAV total returns for MNA and MNB were 2.58% and 2.89%, respectively. As noted in our last shareholder report to you, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal and state of Minnesota personal income tax and returning $10 per share to investors at the funds' termination dates.

Based on market price, the six-month total returns for MNA and MNB were 4.13% and 2.88%, respectively. Average annualized total return figures based on the change in market price for the one-year, five-year and since inception periods ended June 30, 1997, were 14.13%, 7.02% and 6.93% for MNA and 12.94%, 6.20% and
6.23% for MNB.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.


--------------------------------------------------------------------------------

           1997 Semiannual Report     1     Minnesota Municipal Term Trusts

PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------

[PHOTO]
DOUG WHITE, CFA,
shares responsibility for the management of the Minnesota Municipal
Term Trusts. He has 14 years of financial experience.
--------------------------------------------------------------------------------

August 18, 1997
--------------------------------------------------------------------------------


DEAR SHAREHOLDERS:

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 1997, WE ARE PLEASED TO REPORT THAT THE MINNESOTA MUNICIPAL TERM TRUSTS (MNA AND MNB) REMAINED ON TARGET TO MEET THEIR INVESTMENT OBJECTIVES. The funds continued to earn more than their monthly common and preferred stock*** dividends and add to their dividend reserves. This enabled the funds to maintain their monthly common stock distributions of 5.09 cents and 4.92 cents, respectively, which have been unchanged since their inceptions. In addition, net asset values for the funds remained above the $10 per share objective. As of June 30, 1997, the net asset values for MNA and MNB were $11.18 and $10.77, respectively. (Please refer to the charts below and on page 4 for each fund's distribution and net asset value history since inception.)

DURING THE FIRST SIX MONTHS OF 1997, INTEREST RATES AND, IN TURN, BOND PRICES WERE VOLATILE. The economy showed signs of strength early in the period, prompting the Federal Reserve (the Fed) to raise the federal funds rate*** in March from 5.25% to 5.50%. That caused bond yields to rise and prices to fall. It was the first time in more than two years that the Fed had adopted a tightening monetary policy. Beginning in mid-April, however, concerns of


DISTRIBUTION HISTORY
--------------------------------------------------------------------------------
                                                          MNA          MNB
                                                       Inception    Inception
                                                        9/26/91      4/24/92

Total Monthly Income Distributions Through 6/30/97
--------------------------------------------------------------------------------
     Common Shareholders                                 $3.39        $2.95
--------------------------------------------------------------------------------
     Preferred Shareholders (On a Common Share Basis)    $0.87        $0.76
--------------------------------------------------------------------------------
Total Capital Gains Distributions to Common
Shareholders Through 6/30/97                             $0.02        $0.02
--------------------------------------------------------------------------------


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
           1997 Semiannual Report     2     Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

[PHOTO]
RON REUSS, ISFA,
shares responsibility for the management of the Minnesota Municipal
Term Trusts. He has 28 years of financial experience.
--------------------------------------------------------------------------------


an overheating economy were replaced by signs that the economy was beginning to slow and inflation was decelerating. As a result, interest rates trended downward and bond prices increased in the final three months.

FOR THE PERIOD, TAX-EXEMPT BONDS OUTPERFORMED THEIR TAXABLE COUNTERPARTS. The prices of 30-year, AAA-rated municipal bonds ended the period basically unchanged, compared to a decrease in the prices of 30-year Treasuries. Municipals outperformed mainly because of a decrease in the supply of new issues and, to a lesser degree, because of a pickup in demand. In our report to you six months ago, we were anticipating an increase in the supply of new national municipal bonds in 1997. However, year-to-date new Minnesota issues are down 35% compared to 1996.

DURING THE PERIOD, WE CONTINUED TO REDUCE OUR EXPOSURE TO LONGER MATURITY BONDS AND INCREASE OUR POSITION IN BONDS THAT COME DUE CLOSER TO THE FUNDS' TERMINATION DATES. (See chart below.) This strategy is designed to help achieve the funds' objective of returning $10 per share at maturity. The closer a bond's maturity date*** is to the termination date of the fund, the less sensitive the bond's price will be to interest rate changes and the more certain we can be of its value at termination. This strategy slightly lowered income, but as noted earlier, the funds earned more than their monthly common and preferred stock dividends and added to their dividend reserves. (See each fund's dividend reserve amount in the chart on page 4.)



BONDS MATURING WITHIN A YEAR OF TERMINATION
--------------------------------------------------------------------------------
The chart below illustrates the percentage of bonds in each fund with maturity dates within a year of the funds' termination dates.

                                                           MNA          MNB
                                                        Inception    Inception
                                                         9/26/91      4/24/92

At the Fund's Inception                                     0%           0%
--------------------------------------------------------------------------------
As of June 30, 1997                                        49%          31%
--------------------------------------------------------------------------------


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
           1997 Semiannual Report     3     Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

GIVEN THE RECENT DECLINE IN INTEREST RATES, WE ARE NOT CURRENTLY IMPLEMENTING OUR STRATEGY OF SELLING LONGER MATURITY BONDS TO PURCHASE SHORTER MATURITY BONDS. Lower rates have increased the prices of the longer maturity bonds in the funds, creating the potential for additional taxable capital gains distributions if the funds sell these bonds. Moreover, lower rates have reduced the income available from shorter maturity bonds in which the fund would invest. This strategy, however, has been effective in the past, and we do plan to employ it again in the appropriate economic environment.

AS THE FUNDS APPROACH THEIR TERMINATIONS, WE EXPECT THEIR NET ASSET VALUES TO DECLINE DUE TO THREE FACTORS. First, at some point we will continue to sell longer maturity bonds in favor of bonds with lower coupons*** that come due closer to the funds' termination dates. If these shorter-maturity bonds pay insufficient income to maintain our current dividends, the funds' dividend reserves may be used to pay common and/or preferred dividends. Second, part of the unrealized appreciation in the funds is the result of bonds that are currently trading at unrealized gains.*** As the maturity and/or refunding dates*** of these bonds approach, their market


--------------------------------------------------------------------------------
NET ASSET VALUE SUMMARY
--------------------------------------------------------------------------------
Common Shares


                                                          MNA         MNB
                                                      Inception    Inception
                                                       9/26/91      4/24/92

Initial Offering Price                                  $10.00       $10.00
--------------------------------------------------------------------------------
Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                           - $0.66      - $0.67
--------------------------------------------------------------------------------
Accumulated Realized Gains or Losses at 6/30/97         +$0.01       +$0.03
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SUBTOTAL                                                 $9.35        $9.36
--------------------------------------------------------------------------------
Dividend Reserve
(Undistributed Net Investment Income) at 6/30/97       + $0.71      + $0.49
--------------------------------------------------------------------------------
Unrealized Appreciation on Investments at 6/30/97      + $1.12      + $0.92
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE ON 6/30/97                    $11.18       $10.77
--------------------------------------------------------------------------------


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
           1997 Semiannual Report     4     Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

prices will converge toward a price that is at or near par.*** Third, any realized gains*** in the funds will have to be paid out before or at termination. All three of these factors could reduce the funds' net asset values. In addition, keep in mind that the funds are always subject to interest rate risk*** and credit risk,*** which could have an impact on net asset value. Please refer to the chart on page 4 for each fund's current dividend reserve, unrealized appreciation and accumulated realized gains.

LOOKING AHEAD, WE REMAIN POSITIVE ABOUT THE TAX-EXEMPT MARKET. The economy appears to be growing at a moderate pace, which should help keep inflation under control. Given this scenario, the Fed is not likely to raise interest rates. However, we believe the Fed will continue to be vigilant about controlling economic growth and inflation and may increase short-term interest rates if inflation becomes a major concern. Should interest rates rise, we would again look to trade longer maturity bonds for shorter maturities while attempting to keep the impact on each fund's income-producing potential to a minimum.

AS ALWAYS, WE WILL CONTINUE TO APPLY OUR PROPRIETARY CREDIT ANALYSIS TO EXISTING HOLDINGS AND NEW PURCHASES as we work toward meeting the funds' objectives. Our credit analysis is designed to help ensure that the municipalities in which we invest meet our high-quality criteria and remain able to repay interest and principal in a timely manner.

Thank you for your investment in the Minnesota Municipal Term Trusts. We remain committed to providing you with quality service and look forward to helping you achieve your financial goals.

Sincerely,


/s/ Douglas J. White                    /s/ Ronald R. Reuss

Douglas J. White                        Ronald R. Reuss
Portfolio Manager                       Portfolio Manager


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
           1997 Semiannual Report     5     Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITIONS
--------------------------------------------------------------------------------
As a percentage of total assets on June 30, 1997

MINNESOTA MUNICIPAL TERM TRUST  (MNA)

[EDGAR REPRESENTATION OF CHART]

Water/Sewer/Pollution Control Revenue... 12%
Multiple Utility Revenue................  5%
Leasing Revenue.........................  6%
Other Assets............................  3%
Sales/Excise Tax Revenue................  5%
General Obligations..................... 18%
Hospital Revenue........................ 20%
Miscellaneous Revenue...................  2%
Nursing Home Revenue....................  1%
Electric Revenue........................  8%
Parking Revenue.........................  1%
Housing Revenue......................... 19%


MINNESOTA MUNICIPAL TERM TRUST II (MNB)

[EDGAR REPRESENTATION OF CHART]

General Obligations..................... 19%
Nursing Home Revenue....................  1%
Education Revenue.......................  6%
Other Assets............................  2%
Parking Revenue.........................  5%
Housing Revenue......................... 15%
Hospital Revenue........................ 18%
Water/Sewer/Pollution Control Revenue...  9%
Special Tax Revenue.....................  3%
Industrial Development Revenue..........  7%
Electric Revenue........................ 15%

--------------------------------------------------------------------------------
           1997 Semiannual Report     6     Minnesota Municipal Term Trusts

Financial Statements (Unaudited)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  June 30, 1997
 ..................................................................

                                                                              MINNESOTA
                                                               MINNESOTA      MUNICIPAL
                                                               MUNICIPAL      TERM TRUST
                                                               TERM TRUST         II
                                                              ------------   ------------
ASSETS:
Investments in securities at market value* (note 2) ........  $91,135,475    $53,556,844
Cash in bank on demand deposit .............................       36,217         93,461
Accrued interest receivable ................................    1,800,007        995,319
                                                              ------------   ------------
  Total assets .............................................   92,971,699     54,645,624
                                                              ------------   ------------

LIABILITIES:
Preferred stock dividends payable (note 3) .................       16,570          6,560
Accrued investment management fee ..........................       19,080         11,213
Accrued remarketing agent fee ..............................        6,000          3,615
Accrued administrative fee .................................       11,448          6,728
                                                              ------------   ------------
  Total liabilities ........................................       53,098         28,116
                                                              ------------   ------------
  Net assets applicable to outstanding capital stock .......  $92,918,601    $54,617,508
                                                              ------------   ------------
                                                              ------------   ------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock) .........................................  $82,336,727    $49,636,375
Undistributed net investment income ........................    4,089,762      1,679,725
Accumulated net realized gain on investments ...............       70,279         95,666
Unrealized appreciation of investments .....................    6,421,833      3,205,742
                                                              ------------   ------------

  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $92,918,601    $54,617,508
                                                              ------------   ------------
                                                              ------------   ------------

* Investments in securities at identified cost .............   84,713,642     50,351,102
                                                              ------------   ------------
                                                              ------------   ------------

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock ......................  $64,118,601    $37,267,508
Shares of common stock outstanding .........................    5,732,710      3,460,000
Net asset value ............................................  $     11.18    $     10.77
Market price ...............................................  $     10.63    $     10.25

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3) ..........  $28,800,000    $17,350,000
Shares of preferred stock outstanding ......................        1,152            694
Liquidation preference per share ...........................  $    25,000    $    25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           1997 Semiannual Report  7  Minnesota Municipal Term Trust

---------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Six Months Ended June 30, 1997
 ..................................................................

                                                                             MINNESOTA
                                                               MINNESOTA     MUNICIPAL
                                                               MUNICIPAL    TERM TRUST
                                                              TERM TRUST        II
                                                              -----------   -----------
INCOME:
Interest ...................................................  $2,822,416    $1,607,881
                                                              -----------   -----------

EXPENSES (NOTE 5):
Investment management fee ..................................     114,742        67,331
Administrative fee .........................................      68,845        40,398
Remarketing agent fee ......................................      36,200        21,809
Custodian and accounting fees ..............................      29,514        21,798
Transfer agent fees ........................................       1,421         1,063
Reports to shareholders ....................................       8,001         6,407
Directors' fees ............................................       8,986         8,986
Audit and legal fees .......................................      31,360        31,360
Other expenses .............................................      32,676        16,790
                                                              -----------   -----------
  Total expenses ...........................................     331,745       215,942
    Less expenses paid indirectly ..........................      (4,350)       (3,419)
                                                              -----------   -----------

  Total net expenses .......................................     327,395       212,523
                                                              -----------   -----------

  Net investment income ....................................   2,495,021     1,395,358
                                                              -----------   -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................      70,279        55,828
Net change in unrealized appreciation or depreciation of
  investments ..............................................    (395,081)      (92,425)
                                                              -----------   -----------

  Net loss on investments ..................................    (324,802)      (36,597)
                                                              -----------   -----------

    Net increase in net assets resulting from operations ...  $2,170,219    $1,358,761
                                                              -----------   -----------
                                                              -----------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           1997 Semiannual Report  8  Minnesota Municipal Term Trust

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                                  MINNESOTA MUNICIPAL
                                                                       TERM TRUST
                                                              ----------------------------
                                                               Six Months
                                                              Ended 6/30/97    Year Ended
                                                               (Unaudited)      12/31/96
                                                              -------------   ------------
OPERATIONS:
Net investment income ......................................   $  2,495,021   $  5,017,621
Net realized gain on investments ...........................         70,279         71,877
Net change in unrealized appreciation or depreciation of
  investments ..............................................       (395,081)    (1,492,454)
                                                              -------------   ------------

  Net increase in net assets resulting from operations .....      2,170,219      3,597,044
                                                              -------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................     (1,458,975)    (3,501,539)
  Preferred stock dividends ................................       (499,548)      (931,044)
From net realized gains:
  Common stock dividends ...................................             --        (55,607)
  Preferred stock dividends ................................             --        (16,785)
                                                              -------------   ------------
  Total distributions ......................................     (1,958,523)    (4,504,975)
                                                              -------------   ------------
    Total increase (decrease) in net assets ................        211,696       (907,931)

Net assets at beginning of period ..........................     92,706,905     93,614,836
                                                              -------------   ------------

Net assets at end of period ................................   $ 92,918,601   $ 92,706,905
                                                              -------------   ------------
                                                              -------------   ------------

Undistributed net investment income ........................   $  4,089,762   $  3,553,264
                                                              -------------   ------------
                                                              -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           1997 Semiannual Report  9  Minnesota Municipal Term Trust

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                                  MINNESOTA MUNICIPAL
                                                                     TERM TRUST II
                                                              ----------------------------
                                                               Six Months
                                                              Ended 6/30/97    Year Ended
                                                               (Unaudited)      12/31/96
                                                              -------------   ------------
OPERATIONS:
Net investment income ......................................   $  1,395,358   $  2,844,407
Net realized gain on investments ...........................         55,828         79,749
Net change in unrealized appreciation or depreciation of
  investments ..............................................        (92,425)      (905,700)
                                                              -------------   ------------

  Net increase in net assets resulting from operations .....      1,358,761      2,018,456
                                                              -------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................       (851,160)    (2,042,784)
  Preferred stock dividends ................................       (291,237)      (550,376)
From net realized gains:
  Common stock dividends ...................................             --        (34,254)
  Preferred stock dividends ................................             --        (10,687)
                                                              -------------   ------------
  Total distributions ......................................     (1,142,397)    (2,638,101)
                                                              -------------   ------------
    Total increase (decrease) in net assets ................        216,364       (619,645)

Net assets at beginning of period ..........................     54,401,144     55,020,789
                                                              -------------   ------------

Net assets at end of period ................................   $ 54,617,508   $ 54,401,144
                                                              -------------   ------------
                                                              -------------   ------------

Undistributed net investment income ........................   $  1,679,725   $  1,426,764
                                                              -------------   ------------
                                                              -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

           1997 Semiannual Report  10  Minnesota Municipal Term Trust

        Notes to Financial Statements (Unaudited)
---------------------------------------------------------------------

(1) ORGANIZATION
 ................................
               Minnesota Municipal Term Trust Inc. (MNA) and Minnesota Municipal Term Trust Inc. II (MNB) (the funds) are registered under the Investment Company Act of 1940 (as amended) as non-diversified, closed-end management investment companies. MNA and MNB expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2002, and April 15, 2003, respectively; although termination may be extended to a date no later than April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in high quality Minnesota municipal obligations including municipal zero-coupon securities. Shares of Minnesota Municipal Term Trust Inc. are listed on the New York Stock Exchange under the symbol MNA; shares of Minnesota Municipal Term Trust Inc. II are listed on the American Stock Exchange under the symbol MNB.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                  INVESTMENTS IN SECURITIES
               Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not available, or if Piper Capital Management Incorporated believes such quotations or valuations are inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the funds might reasonably expect to receive for the security or other asset upon its current sale.

               The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

---------------------------------------------------------------------

           1997 Semiannual Report  11  Minnesota Municipal Term Trust

---------------------------------------------------------------------

               Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

               The funds concentrate their investments in Minnesota and, therefore, may have more credit risk related to the economic conditions of Minnesota than portfolios with a broader geographical diversification.

                  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
               Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset value if the funds make such purchases while remaining substantially fully invested. As of June 30, 1997, the funds had no outstanding when-issued or forward commitments.

                  FEDERAL TAXES
               Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

               Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains

---------------------------------------------------------------------

           1997 Semiannual Report  12  Minnesota Municipal Term Trust

---------------------------------------------------------------------
               may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

                  DISTRIBUTIONS TO SHAREHOLDERS
               Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                  USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ................................
               Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II have issued and, as of June 30, 1997, have outstanding 1,152 shares and 694 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On June 30, 1997, the dividend rates were 3.50% and 3.45% for Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II, respectively.

               RP is a registered trademark of Merrill Lynch & Company.

---------------------------------------------------------------------

           1997 Semiannual Report  13  Minnesota Municipal Term Trust

---------------------------------------------------------------------

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
               Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 1997, were as follows:

                                                                  MINNESOTA
                                                  MINNESOTA       MUNICIPAL
                                                  MUNICIPAL      TERM TRUST
                                                 TERM TRUST          II
                                                 -----------     -----------
Purchases ...................................    $ 2,618,844     $1,624,604
Proceeds from sales .........................    $ 2,087,545     $1,454,547

(5) EXPENSES
 ................................
                  INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
               The funds have entered into the following agreements with Piper Capital Management Incorporated (the adviser and administrator):

               The investment advisory agreement provides the adviser with a monthly investment management fee in an amount equal to an annualized rate of 0.25% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the adviser provides investment advice and, in general, conducts the management and investment activity of the funds.

               The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.15% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the administrator will provide regulatory reporting and record-keeping services for the funds.

                  REMARKETING AGENT FEE
               The funds have entered into a remarketing agent agreement with Merrill Lynch, Pierce, Fenner & Smith (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

---------------------------------------------------------------------

           1997 Semiannual Report  14  Minnesota Municipal Term Trust

---------------------------------------------------------------------

                  OTHER FEES AND EXPENSES
               In addition to the investment management, administrative and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

---------------------------------------------------------------------

           1997 Semiannual Report  15  Minnesota Municipal Term Trust

---------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST

                                                   Six
                                                 Months
                                                  Ended                      Year ended December 31,
                                                 6/30/97     --------------------------------------------------------
                                                 (Unaudited)  1996        1995         1994        1993        1992
                                                 -------     -------     -------     --------     -------     -------
PER-SHARE DATA
Net asset value, common stock, beginning of
  period ....................................    $11.15      $ 11.31     $ 10.06     $  11.33     $ 10.15     $  9.68
                                                 -------     -------     -------     --------     -------     -------
Operations:
  Net investment income .....................      0.44         0.87        0.88         0.89        0.87        0.86
  Net realized and unrealized gains (losses)
    on investments ..........................     (0.07)       (0.25)       1.17        (1.41)       1.04        0.37
                                                 -------     -------     -------     --------     -------     -------
    Total from operations ...................      0.37         0.62        2.05        (0.52)       1.91        1.23
                                                 -------     -------     -------     --------     -------     -------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders .............     (0.25)       (0.61)      (0.61)       (0.61)      (0.61)      (0.60)
    Paid to preferred shareholders ..........     (0.09)       (0.16)      (0.19)       (0.14)      (0.12)      (0.15)
  From net realized gains
    Paid to common shareholders .............        --        (0.01)         --           --          --       (0.01)
                                                 -------     -------     -------     --------     -------     -------
    Total distributions to shareholders .....     (0.34)       (0.78)      (0.80)       (0.75)      (0.73)      (0.76)
                                                 -------     -------     -------     --------     -------     -------
Net asset value, common stock, end of
  period ....................................    $11.18      $ 11.15     $ 11.31     $  10.06     $ 11.33     $ 10.15
                                                 -------     -------     -------     --------     -------     -------
                                                 -------     -------     -------     --------     -------     -------
Market value, common stock, end of period ...    $10.63      $ 10.50     $ 10.63     $   9.25     $ 11.25     $ 10.38
                                                 -------     -------     -------     --------     -------     -------
                                                 -------     -------     -------     --------     -------     -------
SELECTED INFORMATION
Total return, common stock, net asset value
  (a) .......................................      2.58%        4.23%      18.86%       (6.01%)     17.96%      11.49%
Total return, common stock, market value
  (b) .......................................      4.13%        4.86%      21.91%      (12.73%)     14.50%       3.54%
Net assets at end of period (in millions) ...    $   93      $    93     $    94     $     86     $    94     $    87
Ratio of expenses to total average weekly net
  assets ....................................      0.72%(e)     0.68%       0.65%        0.62%       0.63%       0.66%
Ratio of expenses to average weekly net
  assets applicable to common stock .........      1.05%(e)     0.99%       0.95%        0.92%       0.92%       1.00%
Ratio of net investment income to total
  average weekly net assets .................      5.44%(e)     5.42%       5.57%        5.69%       5.49%       5.80%
Ratio of net investment income to average
  weekly net assets a pplicable to common
  stock (c) .................................      6.31%(e)     6.40%       6.38%        7.06%       6.95%       7.18%
Portfolio turnover rate (excluding short-term
  securities) ...............................         2%           2%          9%           2%          1%         17%
Remarketed preferred stock outstanding end of
  period (in millions) ......................    $   29      $    29     $    29     $     29     $    29     $    29
Asset coverage ratio (d) ....................       323%         322%        325%         300%        325%        302%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(e)  ANNUALIZED.

---------------------------------------------------------------------

           1997 Semiannual Report  16  Minnesota Municipal Term Trust

---------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST II

                                                   Six
                                                 Months                                                       Period
                                                  Ended                Year ended December 31,                 Ended
                                                 6/30/97     --------------------------------------------     12/31/92
                                                 (Unaudited)  1996        1995         1994        1993       (e)
                                                 -------     -------     -------     --------     -------     -------
PER-SHARE DATA
Net asset value, common stock, beginning of
  period ....................................    $10.71      $ 10.89     $  9.48     $  10.92     $  9.76     $ 9.45
                                                 -------     -------     -------     --------     -------     -------
Operations:
  Net investment income .....................      0.40         0.82        0.83         0.83        0.82       0.50
  Net realized and unrealized gains (losses)
    on investments ..........................     (0.01)       (0.24)       1.37        (1.54)       1.05       0.34
                                                 -------     -------     -------     --------     -------     -------
    Total from operations ...................      0.39         0.58        2.20        (0.71)       1.87       0.84
                                                 -------     -------     -------     --------     -------     -------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders .............     (0.25)       (0.59)      (0.59)       (0.59)      (0.59)     (0.34)
    Paid to preferred shareholders ..........     (0.08)       (0.16)      (0.19)       (0.14)      (0.12)     (0.07)
  From net realized gains
    Paid to common shareholders .............        --        (0.01)      (0.01)          --          --         --
                                                 -------     -------     -------     --------     -------     -------
    Total distributions to shareholders .....     (0.33)       (0.76)      (0.79)       (0.73)      (0.71)     (0.41)
                                                 -------     -------     -------     --------     -------     -------
Offering costs and underwriting discounts
  associated with the remarketed preferred
  stock                                              --           --          --           --          --      (0.12)
                                                 -------     -------     -------     --------     -------     -------
Net asset value, common stock, end of
  period ....................................    $10.77      $ 10.71     $ 10.89     $   9.48     $ 10.92     $ 9.76
                                                 -------     -------     -------     --------     -------     -------
                                                 -------     -------     -------     --------     -------     -------
Market value, common stock, end of period ...    $10.25      $ 10.25     $ 10.38     $   8.63     $ 11.38     $10.38
                                                 -------     -------     -------     --------     -------     -------
                                                 -------     -------     -------     --------     -------     -------
SELECTED INFORMATION
Total return, common stock, net asset value
  (a) .......................................      2.89%        4.04%      21.57%       (7.91%)     18.23%      7.01%
Total return, common stock, market value
  (b) .......................................      2.88%        4.88%      27.63%      (19.55%)     15.65%      7.22%
Net assets at end of period (in millions) ...    $   55      $    54     $    55     $     50     $    55     $   51
Ratio of expenses to total average weekly net
  assets ....................................      0.80%(f)     0.73%       0.72%        0.69%       0.70%      0.60%(f)
Ratio of expenses to average weekly net
  assets applicable to common stock .........      1.18%(f)     1.07%       1.06%        1.03%       1.03%      0.75%(f)
Ratio of net investment income to total
  average weekly net assets .................      5.18%(f)     5.25%       5.36%        5.51%       5.25%      5.51%(f)
Ratio of net investment income to average
  weekly net assets applicable to common
  stock (c) .................................      6.02%(f)     6.20%       6.10%        6.78%       6.60%      5.97%(f)
Portfolio turnover rate (excluding short-term
  securities) ...............................         3%           4%          9%           4%          1%        42%
Remarketed preferred stock outstanding end of
  period (in millions) ......................    $   17      $    17     $    17     $     17     $    17     $   17
Asset coverage ratio (d) ....................       315%         314%        317%         289%        318%       295%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(e)  COMMENCEMENT OF OPERATIONS WAS APRIL 24, 1992.
(f)  ANNUALIZED

---------------------------------------------------------------------

           1997 Semiannual Report  17  Minnesota Municipal Term Trust

Investments in Securities (Unaudited)
---------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST                                     June 30, 1997
 ........................................................................................

                                                            Principal           Market
Description of Security                                       Amount          Value (a)
---------------------------------------------------------  ------------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (96.5%):
  ELECTRIC REVENUE (8.0%):
    Northern Municipal Power (Callable 1/1/99 at 102),
      7.25%, 1/1/16 .....................................  $  4,850,000      $  5,127,711
    Northern Municipal Power, Zero-Coupon (AMBAC),
      6.39%-6.94%, 1/1/06-1/1/10 ........................     3,340,000(b)      1,799,329
    Western Municipal Power Agency (AMBAC), 4.80%,
      1/1/02 ............................................       465,000           471,668
                                                                             ------------
                                                                                7,398,708
                                                                             ------------

  GENERAL OBLIGATIONS (17.9%):
    Delano Independent School District (AMBAC) (Crossover
      refunded to 2/1/01), 7.25%, 2/1/11 ................       300,000(d)        327,024
    Farmington School District (MBIA) (Callable 2/1/01 at
      100), 6.80%, 2/1/12 ...............................       200,000           212,786
    Mankato School District (CGIC) (Crossover refunded to
      2/1/02), 6.35%, 2/1/13 ............................     1,000,000(d)      1,071,570
    Minneapolis and St. Paul Metropolitan Council
      (Crossover refunded to 9/1/00), 6.75%, 9/1/08 .....     2,990,000(d)      3,200,077
    Prior Lake Independent School District (Callable
      2/1/03 at 100), 6.30%, 2/1/06 .....................       500,000           537,990
    St. Paul Metropolitan Airport Commission (Callable
      1/1/02 at 100), AMT, 6.60%, 1/1/09 ................     3,150,000(e)      3,372,548
    State General Obligation (Prerefunded to 8/1/01),
      6.70%, 8/1/10 .....................................     5,000,000(d)      5,440,150
    State General Obligation, Zero-Coupon, 5.95%,
      8/1/01 ............................................     3,000,000(b)      2,497,230
                                                                             ------------
                                                                               16,659,375
                                                                             ------------

  HOSPITAL REVENUE (19.8%):
    Agricultural and Economic Development Board Health
      Care System, Fairview Hospital (MBIA), 4.90%-5.00%,
      11/15/01-11/15/02 .................................     1,635,000         1,665,093
    Bemidji Hospital Facilities (Prerefunded to 9/1/01),
      7.00%, 9/1/21 .....................................     3,200,000(d)      3,572,768
    Burnsville Hospital System, Zero-Coupon (Escrowed to
      maturity to 5/1/12), 6.76%, 5/1/12 ................     1,000,000(b)        407,700
    Minneapolis and St. Paul Health One Obligated Group
      (Prerefunded to 8/15/00), 8.00%, 8/15/14 ..........     2,000,000(d)      2,250,040
    Minneapolis Health Facility, Fairview (MBIA)
      (Callable 1/1/02 at 102), 6.50%, 1/1/11 ...........       750,000           804,195

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  18  Minnesota Municipal Term Trust

---------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal           Market
Description of Security                                       Amount          Value (a)
---------------------------------------------------------  ------------      ------------
    Minneapolis Hospital Facilities-Children's Medical
      Center (Prerefunded to 6/1/01), 7.00%, 12/1/20 ....  $  2,000,000(d)   $  2,222,420
    St. Louis Park Hospital Facility (AMBAC) (Crossover
      refunded to 7/1/00), 7.25%, 7/1/15 ................     1,300,000(d)      1,427,907
    St. Louis Park Hospital Facility (AMBAC) (Prerefunded
      to 7/1/00), 7.25%, 7/1/15 .........................     5,500,000(d)      6,055,060
                                                                             ------------
                                                                               18,405,183
                                                                             ------------

  HOUSING REVENUE (19.6%):
    Burnsville Oak Leaf Apartments (Callable 7/1/01 at
      103), 7.05%-7.15%, 1/1/12-1/1/25 ..................     3,810,000         3,996,161
    City of Coon Rapids (FHA) (Callable 2/1/02 at 102),
      AMT, 6.75%, 8/1/23 ................................     1,980,000(e)      2,056,408
    Minneapolis Housing-Churchill Apartments (Callable
      10/1/01 at 102), 7.05%, 10/1/22 ...................     5,645,000         5,904,727
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/01 at 102), 6.90%,
      12/1/11-12/1/21 ...................................       466,000           485,679
    State Housing and Finance Agency, 4.85%-4.95%,
      7/1/02-7/1/03 .....................................       755,000           762,727
    State Housing and Finance Agency (Callable 2/1/01 at
      102), 6.95%, 2/1/14 ...............................     3,400,000         3,575,610
    State Housing and Finance Agency (Callable 2/1/02 at
      102), 6.90%, 8/1/12 ...............................       495,000           523,314
    State Housing and Finance Agency (Callable 7/1/02 at
      102), AMT, 6.85%, 1/1/24 ..........................       875,000(e)        915,495
                                                                             ------------
                                                                               18,220,121
                                                                             ------------

  IDR - SOLID WASTE DISPOSAL (4.7%):
    Anoka County Solid Waste Disposal Revenue (CFC)
      (Callable 6/1/00 at 102), AMT, 6.95%, 12/1/08 .....     4,100,000(e)      4,407,705
                                                                             ------------

  LEASING REVENUE (6.0%):
    Hennepin County Certificates of Participation
      (Callable 11/15/01 at 100), 6.70%-6.75%,
      11/15/09-11/15/11 .................................     4,085,000         4,424,924
    Washington County Jail Facility (MBIA) (Prerefunded
      to 2/1/02), 7.00%, 2/1/12 .........................     1,000,000(d)      1,106,650
                                                                             ------------
                                                                                5,531,574
                                                                             ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  19  Minnesota Municipal Term Trust

---------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal           Market
Description of Security                                       Amount          Value (a)
---------------------------------------------------------  ------------      ------------
  NURSING HOME REVENUE (0.5%):
    Maplewood Health Care Facilities Revenue (Callable
      11/15/01 at 102), 5.70%, 11/15/02 .................  $    500,000      $    507,116
                                                                             ------------

  OTHER REVENUE (2.2%):
    Minneapolis and St. Paul Metropolitan Council Hubert
      H. Humphrey Sports Facility (Callable 10/1/02 at
      100), 6.00%, 10/1/09 ..............................     1,110,000         1,155,843
    Minneapolis Community Development Authority (Callable
      12/1/01 at 102), 7.15%-7.35%, 12/1/03-12/1/09 .....       835,000           885,754
                                                                             ------------
                                                                                2,041,597
                                                                             ------------

  PARKING REVENUE (1.2%):
    St. Paul Housing and Finance Authority (Prerefunded
      to 8/1/00), 6.55%, 8/1/12 .........................     1,000,000(d)      1,082,020
                                                                             ------------

  SALES TAX REVENUE (4.8%):
    Minneapolis Community Development Authority, Special
      Tax, Zero-Coupon (MBIA), 6.71%-7.01%,
      3/1/07-3/1/09 .....................................     7,585,000(b)      4,458,316
                                                                             ------------

  WATER/POLLUTION CONTROL REVENUE (11.8%):
    State Public Facilities Authority (Prerefunded to
      3/1/01), 6.65%-6.70%, 3/1/08-3/1/13 ...............    10,000,000(d)     10,973,760
                                                                             ------------

      Total Municipal Long-Term Securities
        (cost: $83,263,642)  ............................                      89,685,475
                                                                             ------------

MUNICIPAL SHORT-TERM SECURITIES (1.6%):
    Mankato, MN, 4.15%, 2/1/18 ..........................       400,000(c)        400,000
    Minneapolis Commercial Development
      Revenue-International Centre, 4.15%, 9/1/13 .......       900,000(c)        900,000
    Bloomington, MN, Port Authority, 4.20%, 2/1/13 ......       150,000(c)        150,000
                                                                             ------------

      Total Municipal Short-Term Securities
        (cost: $1,450,000)  .............................                       1,450,000
                                                                             ------------

      Total Investments in Securities
        (cost: $84,713,642) (f)  ........................                    $ 91,135,475
                                                                             ------------
                                                                             ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  20  Minnesota Municipal Term Trust

---------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1997. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1997, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $10,752,156, WHICH REPRESENTS 11.57% OF NET ASSETS.
(f) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  6,421,833
      GROSS UNREALIZED DEPRECIATION ......            --
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  6,421,833
                                            ------------
                                            ------------

---------------------------------------------------------------------

           1997 Semiannual Report  21  Minnesota Municipal Term Trust

Investments in Securities (Unaudited)
---------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II                                  June 30, 1997
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.3%):
  EDUCATION REVENUE (6.1%):
    Higher Education Facility-Augsburg College (Connie
      Lee) (Callable 1/1/00 at 102), 6.50%, 1/1/11 ......  $ 2,055,000      $  2,160,750
    Higher Education Facility-Macalester College
      (Callable 3/1/02 at 100), 6.30%, 3/1/14 ...........    1,125,000         1,190,171
                                                                            ------------
                                                                               3,350,921
                                                                            ------------
  ELECTRIC REVENUE (14.7%):
    Northern Municipal Power (AMBAC) (Callable 1/1/99 at
      100), 6.00%, 1/1/19 ...............................    2,000,000         2,029,900
    Northern Municipal Power, Zero-Coupon (AMBAC),
      6.50%-6.94%, 1/1/09-1/1/10 ........................    9,690,000(b)      4,992,555
    Western Municipal Power Agency (AMBAC), 4.90%,
      1/1/03 ............................................    1,000,000         1,017,110
                                                                            ------------
                                                                               8,039,565
                                                                            ------------
  GENERAL OBLIGATIONS (18.9%):
    Braham Independent School District (AMBAC) (Crossover
      refunded to 2/1/01), 6.25%, 2/1/14 ................      350,000(d)        370,058
    Hopkins Blake School Project Revenue (Callable 9/1/04
      at 100), 6.45%, 9/1/13-9/1/14 .....................      385,000           418,296
    Mankato School District (CGIC) (Crossover refunded to
      2/1/02), 6.35%, 2/1/13 ............................    2,300,000(d)      2,464,611
    Metropolitan Council (Crossover refunded to 9/1/00),
      6.75%, 9/1/10-9/1/11 ..............................    2,500,000(d)      2,675,650
    Minneapolis and St. Paul Metropolitan Airport
      Commission (Callable 1/1/02 at 100), AMT, 6.60%,
      1/1/11 ............................................    1,000,000(f)      1,068,570
    St. Paul Independent School District (Prerefunded to
      2/1/01), 6.45%-6.50%, 2/1/09-2/1/10 ...............      875,000(d)        936,935
    State General Obligation, 5.00%, 8/1/03 .............    1,800,000         1,845,936
    Willmar Independent School District (AMBAC) (Callable
      2/1/02 at 100), 6.25%, 2/1/15 .....................      500,000           537,905
                                                                            ------------
                                                                              10,317,961
                                                                            ------------
  HOSPITAL REVENUE (18.0%):
    Agricultural and Economic Development Board Health
      Care System, Fairview Hospital (MBIA), 5.00%,
      11/15/03 ..........................................      695,000           707,482
    Duluth Health Care Facilities, Benedictine-St. Mary's
      Project (Prerefunded to 2/15/00), 8.38%,
      2/15/20 ...........................................    2,000,000(d)      2,237,380
    Duluth Hospital Facility, St. Lukes (Connie Lee)
      (Callable 5/1/02 at 102), 6.40%, 5/1/10 ...........      300,000           321,408

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  22  Minnesota Municipal Term Trust

---------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Minneapolis and St. Paul Health Care Facilities
      (MBIA) (Callable 8/15/00 at 102), 6.75%,
      8/15/14 ...........................................  $ 2,500,000      $  2,680,950
    Red Wing Health Care Facility (Callable 9/1/03 at
      102), 6.40%, 9/1/12 ...............................      220,000           226,037
    Rochester Health Care (Callable 11/15/02 at 102),
      6.03%-6.25%, 11/15/15-11/15/21 ....................    3,500,000         3,651,785
                                                                            ------------
                                                                               9,825,042
                                                                            ------------
  HOUSING REVENUE (15.0%):
    City of Moorhead - Phoenix Project (Callable 6/1/02
      at 101), AMT, 6.35%-7.00%, 6/1/03-6/1/20 ..........    1,260,000(f)      1,297,346
    Olmsted County Housing Redevelopment Authority
      (Callable 2/1/02 at 100), 6.10%, 2/1/13 ...........    1,000,000         1,032,340
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/01 at 102), 6.90%, 12/1/11 .........       10,000            10,183
    State Housing and Finance Agency, 5.05%,
      1/1/04-7/1/04 .....................................      815,000           825,674
    State Housing and Finance Agency (Callable 1/1/03 at
      102), AMT, 6.50%, 1/1/26 ..........................      380,000(f)        392,734
    State Housing and Finance Agency (Callable 2/1/01 at
      102), 6.85%, 2/1/07 ...............................    2,945,000         3,102,381
    State Housing and Finance Agency (Callable 7/1/02 at
      102), AMT, 6.75%-6.85%, 7/1/12-1/1/24 .............    1,475,000(f)      1,543,343
                                                                            ------------
                                                                               8,204,001
                                                                            ------------
  IDR - MISCELLANEOUS PROJECTS (6.8%):
    Duluth Seaway Port Authority, Cargill Inc. Project
      (Callable 5/1/02 at 102), 6.80%, 5/1/12 ...........    2,090,000(c)      2,287,589
    East Grand Forks, Pollution Control (Callable 4/1/01
      at 102), 7.75%, 4/1/18 ............................    1,300,000         1,403,506
                                                                            ------------
                                                                               3,691,095
                                                                            ------------
  NURSING HOME REVENUE (0.9%):
    Maplewood Healthcare Facility (Callable 11/15/01 at
      102), 5.80%, 11/15/03 .............................      500,000           507,940
                                                                            ------------
  PARKING REVENUE (4.8%):
    St. Paul Housing and Finance Authority (Prerefunded
      to 8/1/00), 6.55%, 8/1/12 .........................    2,415,000(d)      2,613,078
                                                                            ------------
  SPECIAL TAX ASSESSMENT REVENUE (2.8%):
    Minneapolis Community Development, Special Tax
      Assessment (Callable 12/1/01 at 102), 7.10%-7.40%,
      12/1/02-12/1/21 ...................................    1,425,000         1,508,094
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  23  Minnesota Municipal Term Trust

---------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  WATER/POLLUTION CONTROL REVENUE (9.3%):
    State Public Facilities Authority (Callable 3/1/02 at
      102), 6.50%, 3/1/14 ...............................  $ 4,695,000      $  5,099,147
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $49,951,102)  ............................                     53,156,844
                                                                            ------------

MUNICIPAL SHORT-TERM SECURITIES (0.7%):
    Bloomington, MN, Port Authority, 4.20%, 2/1/13
      (cost: $400,000) ..................................      400,000(e)        400,000
                                                                            ------------

      Total Investments in Securities
        (cost: $50,351,102) (g)  ........................                   $ 53,556,844
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER ACCREDITED INVESTORS. THESE PRIVATE PLACEMENTS ARE CONSIDERED ILLIQUID BY THE ADVISER. AS OF JUNE 30, 1997, THE AGGREGATE MARKET VALUE OF SUCH SECURITIES IS $2,287,589, WHICH REPRESENTS 4.19% OF NET ASSETS.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1997. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(f) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1997, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $4,301,993, WHICH REPRESENTS 7.88% OF NET ASSETS.
(g) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 3,205,742
      GROSS UNREALIZED DEPRECIATION ......           --
                                            -----------
        NET UNREALIZED APPRECIATION ......  $ 3,205,742
                                            -----------
                                            -----------

---------------------------------------------------------------------

           1997 Semiannual Report  24  Minnesota Municipal Term Trust

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--------------------------------------------------------------------------------
     1997 Semiannual Report     25     Minnesota Municipal Term Trusts

                       THIS PAGE WAS INTENTIONALLY LEFT BLANK.


--------------------------------------------------------------------------------
          1997 Semiannual Report     26     Minnesota Municipal Term Trusts

GLOSSARY OF TERMS ***
--------------------------------------------------------------------------------

COUPON
The interest rate on a bond that the issuer promises to pay to the holder until the bond matures or resets its rate. It is expressed as an annual percentage of face value.

CREDIT RISK
The risk that a bond issuer will not make timely principal and interest payments and a loss to the investor will result.

FEDERAL FUNDS RATE
The federal funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve district bank to banks needing overnight loans to meet reserve requirements. The federal funds rate is the most sensitive indicator of the direction of interest rates, since it is set daily by the market, unlike the prime rate and the discount rate, which are periodically changed by banks and by the Federal Reserve Board, respectively.

INTEREST RATE RISK
The risk that after an investor purchases a bond, interest rates will rise and the price of the bond will go down.

MATURITY DATE
The date on which the principal amount of a bond is due and payable to the investor.

PAR
The dollar amount of a bond at the time it was issued and the amount that will be repaid at maturity.

PREFERRED STOCK
Preferred stock pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
          1997 Semiannual Report     27     Minnesota Municipal Term Trusts

REFUNDING DATE
The specific date when a bond is redeemed before maturity.

REALIZED GAINS
Profits earned by a fund from the sale of a security at a market price that is higher than its cost basis.

UNREALIZED GAINS
A bond is said to be trading at unrealized gains when its current market price is higher than its cost basis.


--------------------------------------------------------------------------------
          1997 Semiannual Report     28     Minnesota Municipal Term Trusts

DIRECTORS
--------------------------------------------------------------------------------

DAVID T. BENNETT, Chairman, Highland Homes, Inc., USL Products, Inc., Kiefer Built, Inc., of Counsel, Gray, Plant, Mooty, Mooty & Bennett, P.A.

JAYE F. DYER, President, Dyer Management Company

WILLIAM H. ELLIS, President, Piper Jaffray Companies Inc., Piper Capital Management Incorporated

KAROL D. EMMERICH, President, The Paraclete Group

LUELLA G. GOLDBERG, Director, TCF Financial, ReliaStar Financial Corp., Hormel Foods Corp.

DAVID A. HUGHEY, Retired Executive Vice President and Chief Administrative Officer of Dean Witter InterCapital Inc. and Dean Witter Trust Co.

GEORGE LATIMER, Chief Executive Officer, National Equity Funds


OFFICERS
--------------------------------------------------------------------------------

WILLIAM H. ELLIS, Chairman of the Board

PAUL A. DOW, President

ROBERT H. NELSON, Vice President and Treasurer

SUSAN SHARP MILEY, Secretary


INVESTMENT ADVISER
--------------------------------------------------------------------------------

PIPER CAPITAL MANAGEMENT INCORPORATED
222 South Ninth Street, Minneapolis, MN  55402-3804


CUSTODIAN, ACCOUNTING AND TRANSFER AGENT
--------------------------------------------------------------------------------

INVESTORS FIDUCIARY TRUST COMPANY
127 West 10th Street, Kansas City, MO  64105-1716

LEGAL COUNSEL
--------------------------------------------------------------------------------

DORSEY & WHITNEY LLP
220 South Sixth Street, Minneapolis, MN  55402


FOR MORE INFORMATION


By Phone [GRAPHIC]

1 800 866-7778

FOR GENERAL INFORMATION
press 5, our Mutual Fund Services representatives are ready to answer your questions.

TO ORDER LITERATURE
press 5, ask a service representative to mail you additional literature, including a Quarterly Update. You can also request to be put on a mailing list to receive this information automatically each quarter.

By Mail [GRAPHIC]

Piper Capital Management
Attn: Mutual Fund Services
222 South Ninth Street
Minneapolis, MN 55402-3804

In an effort to reduce costs to our shareholders, we have implemented a process to reduce duplicate mailings of the funds' shareholder reports. This householding process should allow us to mail one report to each address where one or more registered shareholders with the same last name reside. If you would like to have additional reports mailed to your address, please call our Mutual Fund Services area at 1 800 866-7778, or mail a request to us.


On-Line [GRAPHIC]

http://www.piperjaffray.com/

[LOGO]

PIPER CAPITAL MANAGEMENT INCORPORATED                            ---------------
222 SOUTH NINTH STREET                                              Bulk Rate
MINNEAPOLIS, MN  55402-3804                                        U.S. Postage
                                                                       PAID
                                                                 Permit No. 3008
[GRAPHIC] THIS DOCUMENT IS PRINTED ON PAPER MADE FROM               Mpls., MN
100% TOTAL RECOVERED FIBER, INCLUDING 15% POST-CONSUMER WASTE.   ---------------


#21300    8/1997    234-97